Segment Reporting - Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment reporting
Number of core business areas | item	2
Revenue from external customers	$ 356,128	$ 227,976	$ 204,890
Interest income	2,076	3,236	4,944
Equity in earnings of equity investees, net of tax	60,617	79,046	40,700
Segment operating (loss)/profit	(154,531)	(109,901)	(99,375)
Interest expense	(592)	(787)	(1,030)
Income tax credit/(expense)	(11,918)	(4,829)	(3,274)
Net (loss)/income attributable to the Company	(194,648)	(125,730)	(106,024)
Depreciation/amortization	(7,190)	(6,061)	(4,942)
Additions to non-current assets (other than financial instruments and deferred tax assets)	30,999	25,235	12,830
Segment information
Total assets	1,372,661	724,118
Property, plant and equipment	41,275	24,170
Right-of-use assets	11,879	8,016
Leasehold land	13,169	13,121
Goodwill	3,380	3,307
Other intangible asset	163	227
Investments in equity investees	76,479	139,505
Oncology/Immunology segment
Segment reporting
Revenue from external customers	119,610	30,215	26,792
Other Ventures segment
Segment reporting
Revenue from external customers	236,518	197,761	178,098
Reportable segment | Oncology/Immunology segment
Segment reporting
Revenue from external customers	119,610	30,215	26,792
Interest income	812	461	322
Equity in earnings of equity investees, net of tax	20	(97)	147
Segment operating (loss)/profit	(297,468)	(175,615)	(127,416)
Income tax credit/(expense)	5,862	73	(260)
Net (loss)/income attributable to the Company	(291,731)	(175,497)	(127,362)
Depreciation/amortization	(6,633)	(5,577)	(4,510)
Additions to non-current assets (other than financial instruments and deferred tax assets)	29,616	23,328	9,910
Segment information
Total assets	222,650	143,322
Property, plant and equipment	39,911	23,008
Right-of-use assets	8,566	4,157
Leasehold land	13,169	13,121
Investments in equity investees	480	385
Reportable segment | Oncology/Immunology segment | R&D
Segment reporting
Revenue from external customers	43,181	10,262	16,026
Interest income	812	461	322
Equity in earnings of equity investees, net of tax	20	(97)	147
Segment operating (loss)/profit	(303,646)	(183,222)	(133,303)
Income tax credit/(expense)	7,182	240	(260)
Net (loss)/income attributable to the Company	(295,763)	(182,779)	(133,234)
Depreciation/amortization	(6,633)	(5,577)	(4,510)
Additions to non-current assets (other than financial instruments and deferred tax assets)	29,616	23,328	9,910
Segment information
Total assets	186,672	137,594
Property, plant and equipment	39,911	23,008
Right-of-use assets	8,566	4,157
Leasehold land	13,169	13,121
Investments in equity investees	480	385
Reportable segment | Oncology/Immunology segment | R&D | PRC
Segment reporting
Revenue from external customers	43,181	10,262	16,026
Interest income	809	461	322
Equity in earnings of equity investees, net of tax	20	(97)	147
Segment operating (loss)/profit	(143,876)	(119,740)	(111,518)
Income tax credit/(expense)	22	(402)	(63)
Net (loss)/income attributable to the Company	(143,528)	(120,096)	(111,308)
Depreciation/amortization	(6,436)	(5,458)	(4,448)
Additions to non-current assets (other than financial instruments and deferred tax assets)	25,295	22,574	8,602
Segment information
Total assets	166,802	127,637
Property, plant and equipment	38,049	22,554
Right-of-use assets	4,798	2,782
Leasehold land	13,169	13,121
Investments in equity investees	480	385
Reportable segment | Oncology/Immunology segment | R&D | U.S. and others
Segment reporting
Interest income	3
Segment operating (loss)/profit	(159,770)	(63,482)	(21,785)
Income tax credit/(expense)	7,160	642	(197)
Net (loss)/income attributable to the Company	(152,235)	(62,683)	(21,926)
Depreciation/amortization	(197)	(119)	(62)
Additions to non-current assets (other than financial instruments and deferred tax assets)	4,321	754	1,308
Segment information
Total assets	19,870	9,957
Property, plant and equipment	1,862	454
Right-of-use assets	3,768	1,375
Reportable segment | Oncology/Immunology segment | Marketed Products | PRC
Segment reporting
Revenue from external customers	76,429	19,953	10,766
Segment operating (loss)/profit	6,178	7,607	5,887
Income tax credit/(expense)	(1,320)	(167)
Net (loss)/income attributable to the Company	4,032	7,282	5,872
Segment information
Total assets	35,978	5,728
Reportable segment | Other Ventures segment | PRC
Segment reporting
Revenue from external customers	236,518	197,761	178,098
Interest income	282	167	109
Equity in earnings of equity investees, net of tax	60,597	79,143	40,553
Segment operating (loss)/profit	185,240	83,888	45,255
Income tax credit/(expense)	(14,573)	(824)	(939)
Net (loss)/income attributable to the Company	142,890	72,785	41,488
Depreciation/amortization	(318)	(292)	(264)
Additions to non-current assets (other than financial instruments and deferred tax assets)	1,056	817	2,772
Segment information
Total assets	225,898	231,234
Property, plant and equipment	746	688
Right-of-use assets	1,827	2,582
Goodwill	3,380	3,307
Other intangible asset	163	227
Investments in equity investees	75,999	139,120
Unallocated
Segment reporting
Interest income	982	2,608	4,513
Segment operating (loss)/profit	(42,303)	(18,174)	(17,214)
Interest expense	(592)	(787)	(1,030)
Income tax credit/(expense)	(3,207)	(4,078)	(2,075)
Net (loss)/income attributable to the Company	(45,807)	(23,018)	(20,150)
Depreciation/amortization	(239)	(192)	(168)
Additions to non-current assets (other than financial instruments and deferred tax assets)	327	1,090	$ 148
Segment information
Total assets	924,113	349,562
Property, plant and equipment	618	474
Right-of-use assets	$ 1,486	$ 1,277